OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,072	$ 3,569
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	455	301
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	809	705
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,396	1,983
ACIS
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	190	527
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 222	$ 53